PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Other receivable (1)	$117,315	$167,748
Prepaid expenses and others (2)	241,261	251,965
Subtotal	358,576	419,713
Allowance for doubtful accounts	-	-
Prepaid expenses and other current assets, net	$358,576	$419,713

(1)

Other receivable primarily includes short-term advances to employees for business operations, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and security deposits for performance of the contracts.

(2)

Prepaid expenses and others include IT equipment and tools which will be charged to cost of revenue upon sales, as well as prepaid NASDAQ annual fees and prepaid legal counsel fee, which are amortized over the service periods.